Consolidated Income Statement (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Investment services fees:
Foreign exchange and other trading revenue	$ 570		$ 674		$ 692
Net securities gains	91		141		162
Total fee and other revenue	12,728	[1]	11,959	[2],[3]	11,561	[2],[4]
Net interest revenue
Interest revenue	3,234		3,352		3,507
Interest expense	354		343		534
Net interest revenue	2,880		3,009		2,973
Provision for credit losses	(48)		(35)		(80)
Net interest revenue after provision for credit losses	2,928		3,044		3,053
Noninterest expense
Staff	5,845		6,019		5,761
Professional, legal and other purchased services	1,339		1,252		1,222
Software	620		596		524
Net occupancy	610		629		593
Distribution and servicing	428		435		421
Furniture and equipment	322		337		331
Sub-custodian	286		280		269
Business development	268		317		275
Other	1,031		1,029		994
Amortization of intangible assets	298		342	[5]	384
Merger and integration, litigation and restructuring charges	1,130		70		559
Total noninterest expense	12,177		11,306		11,333
Income
Income before income taxes	3,563	[6]	3,777	[6],[7]	3,357	[6],[7]
Provision for income taxes	912	[6]	1,592	[6],[7]	842	[6],[7]
Net income (loss)	2,651	[6]	2,185	[6]	2,515	[6]
Net (income) attributable to noncontrolling interests (includes $(84), $(80) and $(76) related to consolidated investment management funds, respectively)	(84)		(81)		(78)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,567	[6]	2,104	[6]	2,437	[6]
Preferred stock dividends	(73)		(64)		(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,494	[6]	2,040	[6]	2,419	[6]
Reconciliation of net income to the net income applicable to common shareholders of The Bank of New York Mellon Corporation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,494	[6]	2,040	[6]	2,419	[6]
Less: Earnings allocated to participating securities	43		37	[6]	35	[6]
Change in the excess of redeemable value over the fair value of noncontrolling interests			1		(5)
Net income applicable to the common shareholders of The Bank of New York Mellon Corporation after required adjustments for the calculation of basic and diluted earnings per common share	2,451	[6]	2,002	[6]	2,389	[6]
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)	1,129,897		1,150,689		1,176,485
Common stock equivalents (shares)	20,037		16,874		10,970
Less: Participating securities (shares)	(12,454)		(13,122)		(9,025)
Diluted (shares)	1,137,480		1,154,441		1,178,430
Anti-dilutive securities (shares)	43,735	[8]	75,847	[8]	91,347	[8]
Basic:
Basic (usd per share)	$ 2.17	[6],[9]	$ 1.74	[6],[9]	$ 2.03	[6],[9]
Diluted:
Diluted (usd per share)	$ 2.15	[6],[9]	$ 1.73	[6],[9]	$ 2.03	[6],[9]
Operations
Investment services fees:
Asset servicing	4,075		3,905		3,780
Clearing services	1,335		1,264		1,193
Issuer services	968		1,090		1,052
Treasury services	564		554		549
Total investment services fees	6,942		6,813		6,574
Investment management and performance fees	3,492		3,395		3,174
Foreign exchange and other trading revenue	570		674		692
Distribution and servicing	173		180		192
Financing-related fees	169		172		172
Investment and other income	1,212	[6]	481	[6]	482	[6]
Total fee revenue	12,558	[6]	11,715	[6]	11,286	[6]
Net securities gains — including other-than-temporary impairment	92		146		242
Noncredit-related portion of other-than-temporary impairment (recognized in other comprehensive income)	1		5		80
Net securities gains	91		141		162
Total fee and other revenue	12,649	[6]	11,856	[6]	11,448	[6]
Investment Management funds
Investment services fees:
Total fee and other revenue	79		103		113
Operations of consolidated investment management funds
Investment income	503		548		593
Interest of investment management fund note holders	340		365		404
Income from consolidated investment management funds	163		183		189
Income
Net (income) attributable to noncontrolling interests (includes $(84), $(80) and $(76) related to consolidated investment management funds, respectively)	$ (84)		$ (80)		$ (76)

[1]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $163 million, net of noncontrolling interests of $84 million, for a net impact of $79 million. Income before taxes is net of noncontrolling interests of $84 million.
[2]	Consolidated results and Other segment results have been restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes is net of noncontrolling interests of $80 million.
[4]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes is net of noncontrolling interests of $76 million.
[5]	Includes the reclassification of intangible assets associated with the Newton Private Clients business from Investment Management to the Other segment.
[6]	Results for years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[7]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[8]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.
[9]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities, and the change in the excess of redeemable value over the fair value of noncontrolling interests, if applicable.